Share Capital (Details 1)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Options Outstanding, Number Outstanding | shares	860,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 5 months 8 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.51
Exercise Prices One [Member]
Statement [Line Items]
Exercise Price	$ 0.50
Options Outstanding, Number Outstanding | shares	60,000
Options Outstanding, Weighted Average Remaining Contractual Life	5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50
Exercise Price Two [Member]
Statement [Line Items]
Exercise Price	$ 0.50
Options Outstanding, Number Outstanding | shares	300,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 5 months 23 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.50
Exercise Price Three [Member]
Statement [Line Items]
Exercise Price	$ 0.52
Options Outstanding, Number Outstanding | shares	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months 10 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.52